Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Deferred revenue from acquisition fees	$ 3,109	$ 4,245
Containers, net book value	4,156,151	$ 4,134,016
Managed Containers
Property, Plant and Equipment [Line Items]
Containers, net book value	16,151
Containers, deemed financial liability	$ 17,449